UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2006

Check here if Amendment [_]; Amendment Number:_____
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                              Name:      Leucadia National Corporation
                              Address:   315 Park Avenue South, 20th Floor
                                         New York, NY 10010

Form 13F File Number:                    028-11122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Joseph A. Orlando
Title:         Vice President and Chief Financial Officer
Phone:         212-460-1900

Signature, Place, and Date of Signing:
  /s/ Joseph A. Orlando            New York, NY        AUGUST 3, 2006
-----------------------            ------------        --------------
      [SIGNATURE]                 [City, State]            [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
Form 13F Information Table Entry Total:                        8
Form 13F Information Table Value Total:                 $245,875


List of Other Included Managers:
No.           Form 13F File Number          Name













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                                                      FORM 13F INFORMATION TABLE

        Col. 1         Col. 2      Col. 3        Col. 4              Col. 5           Col. 6       Col. 7           Col. 8
        ------         ------      ------        ------              ------           ------       ------           ------
                       Title of                  Value      Shrs or     Sh/   Put/  Investment      Other       Voting Authority
    Name of Issuer      Class       Cusip       (x$1000)    Prn Amt     Prn   Call  Discretion    Managers    Sole    Shared   None
    --------------     --------     -----       --------    -------     ---   ----  ----------    --------    ----    ------   ----
Accelrys Inc             COM     00430U 10 3        249       34,917     SH           SOLE                   34,917
EASTMAN CHEM CO          COM     277432 10 0    216,328    4,006,077     SH           SOLE                4,006,077
FEI Co                   COM     30241L 10 9        601       26,515     SH           SOLE                   26,515
International Assets
   Holding Co            COM     459028 10 6     22,783    1,384,985     SH           SOLE                1,384,985
LUCENT TECHNOLOGIES INC  COM     549463 10 7        515      212,775     SH           SOLE                  212,775
Parkervision Inc         COM     701354 10 2      4,310      473,680     SH           SOLE                  473,680
Symyx Technologies       COM     87155S 10 8        483       20,000     SH           SOLE                   20,000
Veeco Instruments
   Inc. Del              COM     922417 10 0        606       25,420     SH           SOLE                   25,420

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